Cash generated [from/(used in)] operating activities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Cash generated [from/(used in)] operating activities
[Profit/(loss)] for the period	$ 35	$ 5	$ 30
Income tax [charge/(credit)]	16	10	17	$ 6
Net finance expense	64	67	124	117
Depreciation and amortization	121	114	240	225
Exceptional operating items	4	14	8	17
Movement in working capital	166	113	(332)	(315)
Exceptional costs paid, including restructuring	(4)	(4)	(10)	(7)
Cash generated [from/(used in)] operations	$ 402	$ 319	$ 77	$ 43